Real Estate Investment Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Real Estate [Abstract]
Schedule of Real Forward of Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Beginning balance	$1,651	$1,181	$1,181
Deposits from real estate investments	(185)	(200)	–
Proceeds from the sale of real estate investments	(1,017)	–	–
Additions for construction/development	1,159	670	59
Ending balance	$1,608	$1,651	$1,240

The following table is a roll forward of real estate investment assets:

	December 31, 2021	December 31, 2020

Beginning balance	$1,181	$–
Transfers from loans	–	1,140
Deposits from real estate investments	(200)	–
Additions for construction/development	670	41
Ending balance	$1,651	$1,181